JOINT VENTURES - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended				12 Months Ended
	Aug. 31, 2018	Jun. 30, 2019	Sep. 30, 2018	Aug. 31, 2018	Jun. 28, 2017	Jun. 30, 2020
Trigall Genetics S.A.
JOINT VENTURES
Percentage of profit						5.00%
Maximum percentage of capital						20.00%
Semya S.A.
JOINT VENTURES
Percentage of equity interest		50.00%
Synertech Industrias S.A.
JOINT VENTURES
Percentage of profit						5.00%
Maximum percentage of capital						20.00%
Percentage of equity interest					50.00%
Minimum investment construction and start-up of the new plant						$ 30
Indrasa Biotecnologia S.A.
JOINT VENTURES
Percentage of equity interest	52.50%		35.00%	52.913%